New standards and amendments and interpretations of existing standards	12 Months Ended
Dec. 31, 2018
New standards and amendments and interpretations of existing standards [Abstract]
New standards and amendments and interpretations of existing standards

47.   New standards and amendments and interpretations of existing standards

Standards, amendments and interpretations of existing standards for the year ended December 31, 2018

Transition to IFRS 9

•         IFRS 9 replaced the guidance in IAS 39 - Financial Instruments: Recognition and Measurement. IFRS 9 is applied for financial instruments and was adopted on the effective date of the standard on January 1, 2018. IFRS 9 includes: (i) new models for the classification and measurement of financial instruments; (ii) measurement of expected credit losses for financial assets; and (iii) new requirements on hedge accounting. The new standard maintains the principal existing guidance on the recognition and derecognition of financial instruments in IAS 39.

(i) Classification and Measurement - Financial assets

IFRS 9 contains a new approach for classification and measurement of financial assets, where the Organization is based on the business model for the management of financial assets, in order to generate cash flow, as well as the SPPI Test, which will assess the characteristic of the cash flow and guide the classification of financial assets.

Financial assets are classified into three categories, as shown below:

•         Amortized cost: Financial assets that are held for collection of contractual cash flows, which represent only the payment of the principal and interest. These assets are adjusted by any expectation of credit loss.

•         FVOCI: Financial assets that are held for collection of contractual cash flows, which represent only the payment of the principal and interest, and also for sale. Changes in the fair value of these assets are recorded in other comprehensive income, except for the recognition of impairment, interest income, dividends and exchange rate variations that are recognized directly in the income statement for the fiscal year.

•         FVTPL: Financial assets that do not meet the criteria to be measured at amortize cost or at FVOCI.

On December 31, 2017, the Organization had equity investments classified as available for sale with fair value of R$11,038 million which are held for long-term strategic purposes. Pursuant to IFRS 9, the Organization, on current best estimates, designated these instruments as FVOCI. Thus, all fair value gains and losses should be recorded in other comprehensive income, with no impairment losses recognized in the income (loss) and no gain or loss is recycled to the income (loss) upon realization.

(ii) Impairment - Financial Assets

IFRS 9 replaced the model of “incurred losses” of IAS 39 with a prospective model of “expected losses”. This requires relevant judgment as to how changes in economic factors affect expected credit losses, which will be determined based on weighted probabilities.

The new model of expected losses applies to the financial instruments measured at amortized cost or FVOCI (except for investments in equity instruments).

Expected loan losses were calculated based on experience of actual loan losses in the past years. The Organization calculated the rates of expected loan losses based on the features of each portfolio, that is, it used quantitative models for loans assessed in a group and a combination of quantitative and qualitative models for large companies.

The experience of actual loan losses was adjusted to reflect the differences between economic conditions during the period in which the historical data were collected, current conditions and the Organization's view of future economic conditions.

In the prospective model of expected losses, financial assets are divided into three stages:

Stage 1: Financial instruments that do not present significant deterioration in credit quality;

Stage 2: Financial instruments that present significant deterioration in credit quality; and

Stage 3: Financial instruments that indicate that the obligation will not be fully honored.

The new model of calculation of credit losses expected based on the prospective parameter for loans and advances, commitments to loans, financial guarantees given and Private Debt Securities resulted in an increase in the provision for credit losses.

(iii) Classification - Financial liabilities

IFRS 9 maintains most part of the requirements of IAS 39 regarding the classification of financial liabilities.

But, pursuant to IAS 39, the fair value variations of liabilities designated as FVTPL are recognized in the income (loss), whereas pursuant to IFRS 9, these changes of fair value should be presented as follows:

•         the fair value variation that is attributable to changes in the loan risk of financial liabilities should be presented in Other Comprehensive Income (OCI); and

•         the remaining value of the fair value variation should be presented in the income (loss).

(iv) Hedge Accounting

Upon the first adoption, the Organization opted to continue to apply the requirements of IAS 39 for hedge accounting, as permitted by IFRS 9 until the conclusion by the IASB of the macro-hedge project and the finalization of the hedge accounting section.

IFRS 9 requires that the Organization ensures that the hedge accounting relations are aligned with its risk management purposes and strategies and that the Organization adopt a more qualitative and prospective approach to assess hedge effectiveness. IFRS 9 also introduces new requirements for re-balance of hedge relations and prohibits the voluntary discontinuance of the hedge accounting if inconsistent with the risk management strategies of the entity.

(v) Transition

Changes in accounting policies resulting from the adoption of IFRS 9 were applied retrospectively on the date of initial application.

- The Organization opted for the exemption under the Standard of not restating comparative information from prior periods derived from changes in the classification and measurement of financial instruments (including expected loan). The differences in the accounting balances of financial assets and liabilities resulting from the adoption of IFRS 9 were recognized in Retained Earnings on January 1, 2018.

Reconciliation of the shareholders' equity in the transition from IAS 39 to IFRS 9:

R$ mil
Shareholders' equity in accordance with IAS 39 as of December 31, 2017	117,693,704
IFRS 9 adjustments
Expected credit loss for credit operations (1)	(3,829,475)
Expected credit loss for other financial assets	(743,048)
Remesuration of assets by virtue of the new classification of IFRS 9 (2)	644,398
Other (3)	366,102
Deferred income tax	1,424,809
Shareholders' equity in accordance with IFRS 9 as of January 1, 2018	115,556,490

(1) Includes financial guarantees given and loan commitments;

(2) Change of the measurement of financial assets in accordance with the new classification of IFRS 9; and

(3) Accounting adequacy as required by IFRS 9 in the reclassification of securities measured at fair value through other comprehensive income.

The table below presents the new reclassifications and measurements according to the IFRS 9.

	R$ mil
	IAS 39		Reclassifications (1)	Remeasurement	IFRS 9
	Category	31/12/2017			Category	01/01/2018
Ativo
Cash and cash equivalents		81,742,951	-	-		81,742,951
Financial assets at fair value through profit or loss		-	242,511,223	-	At fair value through profit or loss	242,511,223
Financial assets held for trading	Held for trading	241,710,041	(241,710,041)	-		-
Financial assets at fair value through other comprehensive income		-	182,799,142	-	Fair value through other comprehensive income	218,860,066
Financial assets available for sale	Available for sale	159,412,722	(159,412,722)	-		-
Financial assets at amortized cost		-	-	-		-
- Loans and advances to banks, net of impairment	Loans and receivables	32,247,724	123,473,446	-	At amortized cost	155,721,170
- Loans and advances to customers, net of impairment	Loans and receivables	346,758,099	-	(1,173,870)	At amortized cost	345,584,229
- Securities net of provision for losses		-	75,320,243	267,452	At amortized cost	39,526,771
- Other financial assets		-	39,877,774	-	At amortized cost	39,877,774
Investments held to maturity	Held to maturity	39,006,118	(39,006,118)	-		-
Financial assets pledged as collateral	Other (2)	183,975,173	(183,975,173)	-		-
Non-current assets held for sale		1,520,973	-	-		1,520,973
Investments in associates and joint ventures		8,257,384	-	-		8,257,384
Premises and equipment		8,432,475	-	-		8,432,475
Intangible assets and goodwill		16,179,307	-	-		16,179,307
Taxes to be offset		10,524,575	-	-		10,524,575
Deferred taxes		43,731,911	-	1,424,809		45,156,720
Other assets		50,853,987	(39,877,774)	-		10,976,213
Total assets		1,224,353,440	-	518,391		1,224,871,831

Liabilities
Liabilities at amortized cost
- Deposits from banks		285,957,468	-	-		285,957,468
- Deposits from customers		262,008,445	-	-		262,008,445
- Funds from issuance of securities		135,174,090	-	-		135,174,090
- Subordinated debts		50,179,401	-	-		50,179,401
- Other financial liabilities		-	62,439,512	-		62,439,512
Financial liabilities at fair value through profit or loss		-	14,274,999	-		14,274,999
Financial liabilities held for trading		14,274,999	(14,274,999)	-		-
Provision for Expected Loss						-
- Loan Commitments		-	-	1,840,205		1,840,205
- Financial guarantees		-	-	815,400		815,400
Insurance technical provisions and pension plans		239,089,590	-	-		239,089,590
Other reserves		18,490,727	-	-		18,490,727
Current taxes		2,416,345	-	-		2,416,345
Deferred taxes		1,251,847	-	-		1,251,847
Other liabilities		97,816,824	(62,439,512)	-		35,377,312
Total liabilities		1,106,659,736	-	2,655,605		1,109,315,341

Shareholders' equity
Capital		59,100,000				59,100,000
Treasury shares		(440,514)				(440,514)
Capital reserves		35,973				35,973
Profit reserves		49,481,227				49,481,227
Additional paid-in capital		70,496				70,496
Other comprehensive income		1,817,659		59,240		1,876,899
Retained earnings		7,338,990		(2,196,454)		5,142,536
Equity attributable to controlling shareholders		117,403,831	-	(2,137,214)		115,266,617
Non-controlling interest		289,873				289,873
Total equity		117,693,704	-	(2,137,214)		115,556,490
Total liabilities		1,224,353,440	-	518,391		1,224,871,831

(1) The main reclassifications are due to debentures, in the amount of R$35,600,087 thousand and promissory notes, in the amount of R$486,289 thousand that in accordance with IAS 39 were classified as available for sale and in accordance with IFRS 9 are measured at amortized cost; and

(2) The balances under the heading "Financial assets pledged as collateral" began to be submitted in accordance with the categories of IFRS 9, which are: R$123,691,195 thousand for "Loans and advances to financial institutions, net of provision for losses"; R$801,182 thousand for "Financial assets at fair value through profit or loss" and R$59,482,796 thousand for "Financial assets at fair value through other comprehensive income".

•       IFRS 15 - Revenue from Contracts with Customers - requires that revenue is recognized so as to reflect the transfer of goods or services to the client for an amount that represents the company's expectation of having rights to these goods or services by way of consideration. IFRS 15 replaced IAS 18, IAS 11, and related interpretations (IFRICs 13, 15 and 18), and was be applicable from January 2018. A study on the recognition of revenue from customer contracts was conducted and the conclusion was that there was no significant impact on the Organization.

Standards, amendments and interpretations of standards applicable to future periods

•       IFRS 16 - Leases. IFRS 16, issued in January 2016 in replacement to the standards IAS 17 Leasing Operations, IFRIC 4, SIC 15 and SIC 27 Complementary Aspects of Leasing Operations, establishes that the lessees account for all the leases according to a single model, similar to the accounting entry for finance leases according to IAS 17. IFRS 16 is mandatory for the fiscal years as per January 1, 2019.

At the beginning of a lease, the lessee should recognize a liability to make payments (a lease liability) and an asset representing the right to use object asset during the term of the lease (a right of use asset). The expenses with interest on the lease liability and expenses of depreciation of the right of use asset should be recognized separately.

The potential impact that the initial application of the new standard will have on the Consolidated Financial Statements of the Organization was evaluated, as described below. The actual impacts regarding the adoption may change due to certain assumptions still subject to refinement, which are:

•         Use of the real or nominal discount rate; and

•         Exclusion of certain taxes of the payment flows of the lease contracts.

1. Leases in which Banco Bradesco is a lessee

The Organization will recognize new assets and liabilities for its operating leases, mainly related to real estate and infrastructures in general. The nature of the expenditure related to such leases will change because the Organization will recognize a cost of depreciation of right of use assets and expense of interest on lease obligations, which were previously recognized as a linear expense of operating lease during the term of the lease.

Based on the information currently available, the Organization estimates that the impacts on the balance sheet opening on January 1, 2019 would lead to the recognition of right of use assets and lease liabilities between R$3,984,117 and R$4,518,042.

2. Leases in which Banco Bradesco is a lessor

There is no substantial change in the accounting for lessors based on IFRS 16 in relation to the current accounting in accordance with IAS 17. Thus, no significant impact is expected for leases in which the Organization is a lessor.

3. Transition

Banco Bradesco will adopt IFRS 16 on January 1, 2019, using the simplified and modified retrospective approach, which does not require the disclosure of comparative information.

The new standard will be adopted for contracts that were previously identified as leases that use IAS 17 and IFRIC 4 - Complementary Aspects of Leasing Operations. Therefore, the Organization does not apply the standard to contracts that have not previously been identified as contracts containing a lease under the terms of IAS 17 and IFRIC 4.

•       IFRS 17 - Insurance Contracts. Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The purpose of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. The general model of IFRS 17 requires insurers and reinsurers to measure their insurance contracts at the initial time by the estimated total cash flow, adjusted for the time value of money and the explicit risk related to non-financial risk, in addition to of the contractual margin of the service. This estimated value is then remeasured at each base date. The unrealized profit (corresponding to "the contractual margin of the service) is recognized over the term of the contracted coverage. Apart from this general model, IFRS 17 provides, as a way of simplifying the process, the award allocation approach. This simplified model is applicable to certain insurance contracts, including those with coverage of up to one year. "This information provides a basis for accounting firm users to evaluate the effect that insurance contracts have on the financial position, financial performance and the Company's cash flows. IFRS 17 is effective for annual periods beginning on or after January 1, 2022. The Company is in the process of evaluating the new standard in the diagnostic phase.

•       IFRIC 23 - Applies to any situation where there is uncertainty as to whether an income tax treatment is acceptable under tax law. The scope of the Interpretation includes all taxes covered by IAS 12, that is, both current and deferred tax. However, it does not apply to uncertainty regarding taxes covered by other standards. IFRIC 23 becomes operative for financial periods beginning on or after January 1, 2019. A study was carried out on the effects of this standard and it was concluded that there were no impacts on the Organization.